Investments in Unconsolidated Real Estate Ventures - Additional Information (Detail) $ in Millions												1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 17, 2024 CAD ($)	Dec. 31, 2023 USD ($) RealEstateVenture Property	Nov. 03, 2023 CAD ($)	Jul. 05, 2023 USD ($)	Jan. 12, 2023 USD ($)	Jan. 12, 2023 CAD ($)	Jun. 01, 2022 USD ($)	May 25, 2022 USD ($)	May 25, 2022 CAD ($)	Apr. 30, 2021	Nov. 10, 2020 RealEstateVenture	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) RealEstateVenture	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) RealEstateVenture Property	Dec. 31, 2022 USD ($)	Sep. 30, 2024 CAD ($)	Jul. 18, 2024 USD ($)	Jul. 17, 2024 USD ($)	Jul. 17, 2024 CAD ($)	Dec. 31, 2023 CAD ($) RealEstateVenture Property	Mar. 31, 2023 Property	Dec. 31, 2022 CAD ($)	Sep. 13, 2022 CAD ($)	Jun. 01, 2022 CAD ($)	Oct. 07, 2021 USD ($)	Mar. 17, 2021 StorageFacility
Investments In Unconsolidated Real Estate Ventures [Line Items]
Purchase price																	$ 10,500,000
Forfeit earnest money		$ 200,000															$ 200,000
Increased amount																										$ 120.0
Initial maximum amount available																												$ 700,000,000
Guarantee obligations recourse percentage		50.00%										50.00%	50.00%		50.00%		50.00%		50.00%				50.00%
Minority investment additional funding													$ 330,000		$ 330,000			$ 1,000
Potential Future JV
Investments In Unconsolidated Real Estate Ventures [Line Items]
Forfeit earnest money		$ 1,100,000															$ 1,100,000
RBC JV Term Loan
Investments In Unconsolidated Real Estate Ventures [Line Items]
Outstanding amount		52,800,000										$ 51,800,000	51,800,000		51,800,000		52,800,000		$ 70.0				$ 70.0
Maturity date			Nov. 02, 2025
Term loan			$ 70.0
Percentage of joint venture property owned			50.00%
Fixed annual rate			6.21%																		4.97%	4.97%
Percentage of secured obligation			50.00%
Loan amount			$ 68.9
RBC JV Term Loan II
Investments In Unconsolidated Real Estate Ventures [Line Items]
Outstanding amount												34,000,000	34,000,000		34,000,000				46.0
Term loan	$ 46.0
Percentage of joint venture property owned	50.00%
Loan amount																					$ 34,100,000	$ 46.4
Nantucket Joint Venture
Investments In Unconsolidated Real Estate Ventures [Line Items]
Percentage of Joint venture minority ownership																				38.00%
Carrying value of minority investment												6,200,000	6,200,000		6,200,000					$ 4,900,000
Minority investment additional funding												1,300,000
SmartCentres Storage Finance LP | Master Mortgage Commitment Agreement
Investments In Unconsolidated Real Estate Ventures [Line Items]
Outstanding amount		$ 43,300,000										$ 12,800,000	$ 12,800,000		$ 12,800,000		$ 43,300,000	86,100,000	$ 17.3				$ 57.3		$ 116.7
Initial maximum amount available															7.30%		7.90%
Maturity date										May 11, 2024
Loan to value ratio		70.00%										70.00%	70.00%		70.00%		70.00%		70.00%				70.00%
Regent Property
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage		50.00%						50.00%	50.00%			50.00%	50.00%		50.00%		50.00%		50.00%				50.00%
Regent Property | SmartCentres Storage Finance LP
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage								50.00%	50.00%
Whitby Property
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage					50.00%	50.00%
Whitby Property | SmartCentres Storage Finance LP
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage					50.00%	50.00%
North Whitby Property
Investments In Unconsolidated Real Estate Ventures [Line Items]
Purchase Price Percentage					50.00%	50.00%
Purchase price					$ 2,000,000	$ 2.7
Canada
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity in earnings (loss) of unconsolidated real estate ventures													$ 400,000	$ 300,000	$ 1,100,000	$ 1,200,000	$ 1,600,000	$ 800,000
Purchase Price Percentage																	50.00%
Purchase price																	$ 7,600,000
Canada | Regent Property
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage		50.00%															50.00%						50.00%
Canada | Regent Property | SmartCentres Storage Finance LP
Investments In Unconsolidated Real Estate Ventures [Line Items]
Equity method investment, ownership percentage		50.00%															50.00%						50.00%
SST IV Merger Agreement
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of development joint venture properties | Property																								3
SST IV Merger Agreement | Canada
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of self storage real estate joint ventures | RealEstateVenture											6
Number of development joint venture properties | StorageFacility																													3
Number of development real estate properties | StorageFacility																													3
Regent Property
Investments In Unconsolidated Real Estate Ventures [Line Items]
Purchase Price Percentage								50.00%	50.00%
Purchase price								$ 2,700,000	$ 3.5
SSGT II Merger Agreement
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of development joint venture properties | Property		1															1						1
Purchase price				$ 15,500,000			$ 261,158,513
SSGT II Merger Agreement | SmartCentres Storage Finance LP
Investments In Unconsolidated Real Estate Ventures [Line Items]
Initial maximum amount available																											$ 34.3
Guarantee obligations recourse percentage																											50.00%
SSGT II Merger Agreement | SmartCentres Storage Finance LP | Dupont and Aurora Joint Venture Properties
Investments In Unconsolidated Real Estate Ventures [Line Items]
Interests																											50.00%
SSGT II Merger Agreement | Canada
Investments In Unconsolidated Real Estate Ventures [Line Items]
Number of self storage real estate joint ventures | RealEstateVenture		3									6				3
Number of development joint venture properties | RealEstateVenture		2															2						2
Number of development real estate properties | RealEstateVenture		1															1						1